INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Disclosure of reconciliation of tax rate
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Loss before taxes on income	(4,384)	(14,672)	(37,058)
Tax rate	23%	23%	23%
Theoretical tax benefit	1,008	3,375	8,523
Share-based payment expenses which are not deductible	(1,660)	(1,388)	(2,012)
Carry forward losses without deferred taxes recognition	(521)	(3,176)	(6,872)
Other	(74)	(26)	(90)
Effective tax expenses	(1,247)	(1,215)	(451)

Disclosure of deferred taxes
	Intangible assets	Provisions for employee rights	Other	Losses for tax purposes	Total
	US Dollars in thousands
Balance at January 1, 2024	(4,104)	579	-	417	(3,108)
Change in 2024:
Recognized in income statement	987	110	-	543	1,640
Deferred taxes created in acquisition of subsidiary	(3,142)	-	-	-	(3,142)
Recognized in translation currency difference reserve	336	-	-	-	336
Balance at December 31, 2024	(5,923)	689	-	960	(4,274)

Balance at January 1, 2023	(1,074)	44	44	193	(793)
Change in 2023:
Recognized in income statement	(421)	535	(44)	224	294
Deferred taxes created in acquisition of subsidiary	(2,626)	-	-	-	(2,626)
Recognized in translation currency difference reserve	17	-	-	-	17
Balance at December 31, 2023	(4,104)	579	-	417	(3,108)

Balance at January 1, 2022	(1,111)	-	-	23	(1,088)
Change in 2022:
Recognized in income statement	(77)	44	44	170	181
Recognized in translation currency difference reserve	114	-	-	-	114
Balance at December 31, 2022	(1,074)	44	44	193	(793)

Disclosure of deferred taxes as of statement of financial position
	December 31,
	2024	2023
	US Dollars in thousands
Non-current assets	-	-
Non-current liabilities	(4,274)	(3,108)
	(4,274)	(3,108)

Disclosure of taxes on profit or loss
	For the year ended December 31,
	2024	2023	2022
	US Dollars in thousands
Current tax expenses	(2,887)	(1,509)	(632)
Deferred tax income	1,640	294	181
	(1,247)	(1,215)	(451)